TRADE PAYABLES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
TRADE PAYABLES AND OTHER LIABILITIES
Schedule of trade payables and other liabilities

	As at	As at
	December 31,	December 31,
	2022	2021
Trade payables	4,327	1,464
Accrued liabilities	14,817	12,380
Sales tax payable	—	444
Other payables	405	69
Trade payables and other liabilities	19,549	14,357